Income Taxes (Tables)	9 Months Ended
Sep. 30, 2012
Income Tax Expense (Benefit)
Income taxes recognized during the nine months ended September 30, 2012 comprise:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2012	2011	2012	2011
	(In thousands)		(In thousands)
Provision for income taxes before restructuring and other non-recurring items	$2,889	$(202)	$9,129	$5,559
Tax impact of restructuring and other non-recurring items	-	(686)	(705)	(1,230)
Provision for income taxes after restructuring and other non-recurring items	$2,889	$(888)	$8,424	$4,329